24. SEGMENT INFORMATION (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of operating segments [line items]
Total		R$ 3,051,229	R$ 2,748,337	R$ (206,334)
Corporate [member]
Disclosure of operating segments [line items]
Total		(327,366)	(454,899)	(909,839)
Corporate [member] | Investigations involving the company [member]
Disclosure of operating segments [line items]
Total		(28,004)	(79,208)	(492,795)
Corporate [member] | Agreement - class action [member]
Disclosure of operating segments [line items]
Total			(204,436)
Corporate [member] | Tax and civil contingencies [member]
Disclosure of operating segments [line items]
Total		(109,088)	(63,228)	(2,530)
Corporate [member] | Expenses COVID-19 [member]
Disclosure of operating segments [line items]
Total	[1]	(81,562)
Corporate [member] | Results with disposal of businesses [Member]
Disclosure of operating segments [line items]
Total		(29,471)	3,234	(56,950)
Corporate [member] | Results with sale and disposal of fixed assets [Member]
Disclosure of operating segments [line items]
Total		(28,178)	(14,642)	28,485
Corporate [member] | Expenses with demobilization [Member]
Disclosure of operating segments [line items]
Total		(16,494)	(39,281)	(36,543)
Corporate [member] | Effects of the truck drivers' strike [member]
Disclosure of operating segments [line items]
Total				(85,057)
Corporate [member] | Impairment of investments [Member]
Disclosure of operating segments [line items]
Total		(62,006)	(21,751)	(56,497)
Corporate [member] | Restructuring plan [Member]
Disclosure of operating segments [line items]
Total		(58)	(14,460)	(206,095)
Corporate [member] | Other [Member]
Disclosure of operating segments [line items]
Total	[2]	R$ 27,495	R$ (21,127)	R$ (1,857)

[1]	Mainly comprised of donations in Brazil, consultants and expenses with health and safety, which are not associated with the business segments.
[2]	For the year ended on December 31, 2019, it includes the expense of R$19,045 in favor of the Municipality of Lucas do Rio Verde, arising from the housing incentive program for employees.